INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventory components

	2023	2022

Finished goods	2,990.3	4,094.0
Work in progress	826.5	845.7
Raw materials and consumables	4,599.9	6,798.3
Spare parts and others	806.9	986.9
Prepayments	537.9	358.3
Impairment losses	(142.5)	(160.2)
	9,619.0	12,923.0

Schedule of changes in impairment losses on inventory

	2023	2022
Beginning balance	(160.2)	(157.8)
Effects of movements in foreign exchange in the balance sheet	12.9	17.8
Provisions	(262.9)	(305.8)
Write-off	267.7	285.6
Final balance	(142.5)	(160.2)